Marketable Securities (Tables)	3 Months Ended
Mar. 31, 2021
Categories of current financial assets [abstract]
Summary of Marketable Securities
The composition of the portfolio is specified in the following table.

	March 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities
U.S. Treasury bills	35,613	35,616	46,243	46,245
U.S. Government bonds	73,550	73,569	62,088	62,101
Commercial papers	11,081	11,081	10,583	10,581
Corporate bonds	141,781	141,656	121,282	121,234
Agency bonds	14,060	14,067	9,362	9,369

Total marketable securities	276,085	275,989	249,558	249,530

Classified based on maturity profile
Non-current assets	106,426	106,361	115,280	115,277
Current assets	169,659	169,628	134,278	134,253

Total marketable securities	276,085	275,989	249,558	249,530

Specified by rate structure
Fixed rate	210,947	210,859	175,757	175,732
Floating rate	18,443	18,433	16,975	16,972
Zero-coupon	46,695	46,697	56,826	58,826

Total marketable securities	276,085	275,989	249,558	249,530

Specified by investment grade credit rating
Prime	8,028	8,026	7,716	7,714
High grade	148,813	148,844	142,339	142,352
Medium grade	119,244	119,119	99,503	99,464

Total marketable securities	276,085	275,989	249,558	249,530